Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Inventories
(a)	Inventories as of December 31, 2019 and 2020 are as follows:

(in millions of Won)	2019		2020
Finished goods	￦	1,655,228	1,285,552
Merchandise		1,058,874	751,245
Semi-finished goods		2,097,289	1,626,855
Raw materials		2,656,341	1,980,518
Fuel and materials		1,026,133	876,593
Construction inventories		1,045,088	1,521,206
Materials-in-transit		1,824,044	1,664,770
Others		83,905	61,086

		11,446,902	9,767,825

Less: Allowance for inventories valuation		(216,143)	(131,642)

	￦	11,230,759	9,636,183

Changes of Allowance for Inventories Valuation
(b)	The changes in allowance for inventories valuation for the years ended December 31, 2018, 2019 and 2020 were as follows:

(in millions of Won)	2018		2019	2020
Beginning	￦	135,631	206,782	216,143
Loss on valuation of inventories		141,799	96,201	54,014
Realization on sale of inventories		(69,426)	(79,419)	(132,707)
Others		(1,222)	(7,421)	(5,808)

Ending	￦	206,782	216,143	131,642